Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Actual and required capital amounts and ratios

changed the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2014 and 2013 are presented in the following table.

(In thousands except for %)	Actual		Minimum Capital Requirements		Minimum to be Well Capitalized Under Action Provisions
December 31, 2014	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Risk-Based Capital:
Consolidated	$144,834	14.05%	$82,486	8.00%	N/A	N/A
Bank	$143,426	13.96%	$82,170	8.00%	$102,712	10.00%

Tier 1 Capital:
Consolidated	$135,727	13.16%	$41,243	4.00%	N/A	N/A
Bank	$134,319	13.08%	$41,085	4.00%	$61,627	6.00%

Tier 1 Leverage Capital:
Consolidated	$135,737	9.33%	$58,173	4.00%	N/A	N/A
Bank	$134,319	9.26%	$58,025	4.00%	$72,532	5.00%